Financial Instruments - Summary of Sensitivity Analysis Based on Group's Foreign Currency Financial Instruments (Details) - Canadian Dollars/USD Exchange Rate - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in exchange rate to foreign currencies	7.00%	17.00%
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss strengthening	$ (2,638)	$ (631)
Profit or loss weakening	$ 2,638	$ 631